Financial Instruments - Additional Information (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Financial Instruments [Line Items]
Description of reasons for transfers out of level 1 in to level 2 of fair value hierarchy assets	During fiscal 2023, quoted debt securities of $47 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $196 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.	During fiscal 2022, quoted debt securities of $76 million were transferred from Level 2 to Level 1 of fair value hierarchy, since these were valued based on quoted price and quoted debt securities of $127 million were transferred from Level 1 to Level 2 of fair value hierarchy, since these were valued based on market observable inputs.
Percentage point change in unobservable inputs used in fair valuation of Level 3 assets and liabilities that does not have significant impact	1.00%	1.00%
Exchange rate differences, percentage effect on incremental operating margins	0.44%	0.46%	0.47%
Derivative maturity description	12 months	12 months
Impairment loss under expected credit loss on customer balances	$ 28,000,000	$ 19,000,000	$ 25,000,000
Days Sales Outstanding- DSO	62 days	67 days
Outstanding bank borrowings	$ 0
Working capital	3,857,000,000	$ 4,432,000,000
Cash and cash equivalents	1,481,000,000	2,305,000,000	3,380,000,000	$ 2,465,000,000
Current investments	841,000,000	880,000,000
Outstanding employee benefit obligations	302,000,000	300,000,000
Liquidity risk on account of outstanding employee benefit obligations	0	0
Derivatives Not Designated As Cash Flow Hedges
Disclosure Of Financial Instruments [Line Items]
Net gain (loss) recognized on derivative financial instruments	(69,000,000)	22,000,000	$ 84,000,000
Trade Receivables
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	3,094,000,000	2,995,000,000
Unbilled Revenue
Disclosure Of Financial Instruments [Line Items]
Maximum exposure to credit risk	2,037,000,000	1,650,000,000
Quoted Debt Securities
Disclosure Of Financial Instruments [Line Items]
Debt securities, transferred from Level 1 to Level 2 of fair value hierarchy	196,000,000	127,000,000
Debt securities, transferred from Level 2 to Level 1 of fair value hierarchy	$ 47,000,000	$ 76,000,000